OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER ASSETS, NET
NOTE 4:-	OTHER ASSETS, NET

	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2018	$1,209	$(58)	$1,151
Additions	-	-	-
Disposals	(1,062)	(12)	(1,074)

At December 31, 2018	147	(70)	77
Additions	-	(3)	(3)
Reclassification – Property held for sale	(74)	-	(74)

At December 31, 2019	73	(73)	-

Accumulated amortization:

At January 1, 2018	1,081	(70)	1,011
Amortization charge for the year	(6)	(7)	(13)
Disposals	(1,062)	-	(1,062)

At December 31, 2018	13	(77)	(64)
Amortization charge for the year	(19)	4	(15)
Reclassification – Property held for sale	79	-	79

At December 31, 2019	73	(73)	-

Other assets, net:

At December 31, 2019	$-	$-	$-

At December 31, 2018	$134	$7	$141

Intangible assets consist of lease contracts with tenants deriving from the purchase of a building complex in Geneva in 2011 and purchase of retail portfolio in Germany. See Note 1b(1).

Balance of property held for sale is comprised of Retail portfolio in Bavaria, Germany.
For details regarding the portfolio definitive sale agreement , see Note 19b.